EXPENSES BY FUNCTION	12 Months Ended
Dec. 31, 2025
EXPENSES BY FUNCTION
EXPENSES BY FUNCTION

26  – EXPENSES BY FUNCTION

Other expenses by function are detailed as follows:

	01.01.2025	01.01.2024	01.01.2023
Description	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Direct production costs	(1,642,483,000)	(1,584,826,536)	(1,346,516,486)
Payroll and employee benefits	(491,519,165)	(489,656,716)	(378,482,113)
Transportation and distribution	(262,565,173)	(261,492,646)	(211,998,332)
Advertisement	(48,788,729)	(47,157,493)	(35,831,757)
Depreciation and amortization	(159,241,493)	(151,110,933)	(112,771,324)
Repairs and maintenance	(62,443,411)	(63,130,395)	(46,021,127)
Other expenses	(222,428,367)	(199,776,910)	(129,478,810)
Total	(2,889,469,338)	(2,797,151,629)	(2,261,099,949)
(1)	Corresponds to the addition of the cost of sales, administrative expenses, and distribution costs.